Share Capital	3 Months Ended
Mar. 31, 2013
Share Capital [Abstract]
Share Capital
6. Share Capital

a)	On February 24, 2012, the Company increased the number of common shares authorized from 75,000,000 common shares to 250,000,000 common shares.
b)	On March 26, 2012, the Company issued 1,400,000 common shares for proceeds of $502,600.
c)	On April 27, 2012, the Company issued 20,000,000 common shares with a fair value of $6,000,000 to the President of the Company for management fees.